May  29, 2009

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C.  20549

Re:	ING Investors Trust
SEC File Nos. 33-23512; 811-5629

Ladies and Gentlemen:

Attached for filing, via the EDGAR system, is Post-Effective Amendment No. 96 (“Amendment”) to the Registration Statement of ING Investors Trust (“Registrant”).  This Amendment is being filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 (the “1933 Act”), as amended and shall become effective on August 12, 2009.  This Amendment is being filed primarily for the purpose of registering four new series of the Registrant - ING Retirement Solutions Conservative Portfolio, ING Retirement Solutions Moderate Portfolio, ING Retirement Solutions Moderate Growth Portfolio and ING Retirement Solutions Growth Portfolio.

Should you have any questions or comments regarding this filing, please contact Kim Springer at 480-477-2674 or the undersigned at 480-477-2649.

Very truly yours,

/s/ Paul A. Caldarelli
Paul A. Caldarelli
Counsel
ING U.S. Legal Services

Attachment

cc:	Huey P. Falgout, Jr., Esq.
ING Investments, LLC

Jeffrey S. Puretz, Esq.
Dechert LLP